SIGNIFICANT BALANCE SHEET COMPONENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Balance Sheet Related Disclosures [Abstract]
SIGNIFICANT BALANCE SHEET COMPONENTS

NOTE 6—SIGNIFICANT BALANCE SHEET COMPONENTS

Property and equipment—Property and equipment consisted of the following as of the dates presented (in thousands):

	June 30,	March 31,
	2019	2020
Computers, software and equipment	$10,341	$10,919
Capitalized software	3,387	3,876
Furniture and fixtures	1,859	3,116
Leasehold improvements	2,435	9,076

Property and equipment, gross	18,022	26,987
Less: accumulated depreciation and amortization	(11,465)	(14,670)

Property and equipment, net	$6,557	$12,317

Depreciation and amortization expense was $0.8 million and $2.4 million, during the three and nine months ended March 31, 2019, respectively, and $1.1 million and $3.2 million during the three and nine months ended March 31, 2020, respectively.

Other accrued and current liabilities—Other accrued and current liabilities consisted of the following as of the dates presented (in thousands):

	June 30,	March 31,
	2019	2020
Accrued sales and use tax	$2,881	$4,941
Deferred rent and lease incentives	494	1,189
Accrued license fees	131	454
Non-sufficient funds reserve	147	407
Current portion of a long-term payable for a purchase of software	512	393
Other	2,391	3,510

Total	$6,556	$10,894

NOTE 5—SIGNIFICANT BALANCE SHEET COMPONENTS

Property and equipment—Property and equipment consisted of the following (in thousands):

	June 30,
	2018	2019
Computers, software and equipment	$9,046	$10,341
Capitalized software	1,831	3,387
Furniture and fixtures	1,535	1,859
Leasehold improvements	2,011	2,435

	14,423	18,022
Less: accumulated depreciation and amortization	(8,475)	(11,465)

Property and equipment, net	$5,948	$6,557

Depreciation and amortization expense during the years ended June 30, 2018 and 2019 was $2.3 million and $3.2 million, respectively.

Other accrued and current liabilities—Other accrued and current liabilities consisted of the following (in thousands):

	June 30,
	2018	2019
Accrued sales and use tax	$935	$2,881
Current portion of a long-term payable for a purchase of software	494	512
Deferred rent and lease incentives	193	494
Non-sufficient funds reserve	91	147
Accrued license fees	85	131
Other	1,203	2,391

Total	$3,001	$6,556